Significant Accounting Policies - Fixed Assets (Details) - item	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Number of vessels acquired	6	5
Gemini Shipholdings Corporation
Property, Plant and Equipment
Number of vessels acquired	5